Share-Based Payment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 shares
Warrants Granted 2012 Until November 2021 [member]
Statement [LineItems]
Vesting period	24 months
Warrants Granted From December 2021 [member]
Statement [LineItems]
Vesting period	12 months
Board members of group [member]
Statement [LineItems]
Number of additional shares granted	1,316,588
Board members of group [member] | Warrants Granted From December 2021 [member]
Statement [LineItems]
Percentage of warrants vested	75.00%
Employees and consultants [member] | Warrants Granted From December 2021 [member]
Statement [LineItems]
Percentage of warrants vested	75.00%
Later than one year [member] | Warrants Granted 2012 Until November 2021 [member]
Statement [LineItems]
Vesting period	48 months
Later than one year [member] | Warrants Granted From December 2021 [member]
Statement [LineItems]
Vesting period	36 months
Later than one year [member] | Board members of group [member] | Warrants Granted From December 2021 [member]
Statement [LineItems]
Percentage of warrants vested	25.00%
Later than one year [member] | Employees and consultants [member] | Warrants Granted From December 2021 [member]
Statement [LineItems]
Percentage of warrants vested	25.00%